RELATED PARTY BALANCES AND TRANSACTIONS (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties	¥ 351	¥ 89,843
58.com
RELATED PARTY BALANCES AND TRANSACTIONS
Inventory leads sold to the related party	176	10,869
Service provided by the related parties		89,843
Gain from the divestiture of 2B business		¥ 735,956
Weiche
RELATED PARTY BALANCES AND TRANSACTIONS
Service provided by the related parties	¥ 351